Notes to Non-current assets	12 Months Ended
Dec. 31, 2024
Notes to Non-current assets
Notes to Non-current assets

4. Notes to Non-current assets

4.1 Development of intangible assets and property, plant and equipment

The development of intangible assets for the years ended December 31, 2024 and 2023 were as follows:

					Advance
(in thousands of EUR)	Software	Licenses	Technology	Goodwill	payments	Total
Acquisition costs
As of January 1, 2023	12,385	12,930	6,350	12,463	11	44,139
Additions	201	2,679	—	—	—	2,880
Disposals	(1,946)	(4,432)	—	—	(11)	(6,388)
Reclassifications	(6,797)	6,797	—	—	—	—
As of December 31, 2023	3,843	17,974	6,350	12,463	—	40,630
Accumulated amortization and impairment charges
As of January 1, 2023	5,479	6,398	484	—	—	12,361
Amortization	820	3,457	782	—	—	5,059
Disposals	(1,841)	(3,294)	—	—	—	(5,135)
Reclassifications	(2,493)	2,493	—	—	—	—
As of December 31, 2023	1,965	9,054	1,266	—	—	12,285
Acquisition costs
As of January 1, 2024	3,843	17,974	6,350	12,463	—	40,630
Additions	65	4,064	—	—	—	4,129
Disposals	(42)	(3,734)	—	—	—	(3,776)
As of December 31, 2024	3,866	18,304	6,350	12,463	—	40,983
Accumulated amortization and impairment charges
As of January 1, 2024	1,965	9,054	1,266	—	—	12,285
Amortization	895	1,821	730	—	—	3,446
Impairment	—	3,865	—	—	—	3,865
Disposals	(32)	(3,734)	—	—	—	(3,767)
As of December 31, 2024	2,828	11,005	1,996	—	—	15,829
Carrying amount
As of January 1, 2023	6,906	6,532	5,866	12,463	11	31,778
As of December 31, 2023	1,878	8,920	5,084	12,463	—	28,347
As of December 31, 2024	1,039	7,299	4,354	12,463	—	25,155

The annual goodwill impairment test was performed as of December 31, 2024. The recoverable amount was estimated using the Company’s market capitalization which totaled EUR 736,349k (USD 764,993k based on a share price of USD 3.41). The recoverable amount exceeded the carrying amount of equity by EUR 46,203k.

Management believes the primary assumptions which could cause the Company’s estimated recoverable amount to be less than the carrying amount of its single CGU (total equity) are the market price of its shares and the EUR/USD exchange rate. If the Company’s share price were to decrease by 6.3% and the EUR/USD exchange rate remained the same as on December 31, 2024, the CGU’s recoverable amount would be equal to its carrying amount. If the EUR were to strengthen against the USD resulting in the EUR/USD exchange rate changing by 6.7%, assuming no change in Company’s share price, the CGU’s recoverable amount would be equal to its carrying amount.

Licenses with a remaining book value of EUR 3,865k were impaired, as no future use is anticipated. This relates mainly to the fact, that the Company decided to stop an early-stage R&D program due to strategic reasons. Therefore, related license agreements with a collaboration partner were terminated and already capitalized licenses were impaired. The expenses recognized related to the impairment are included in research and development expenses.

The development of property, plant and equipment for the years ended December 31, 2024 and 2023 were as follows:

			Other
			equipment,
		Technical	furniture	Assets
		equipment	and	under
(in thousands of EUR)	Buildings	and machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2023	26,467	50,033	12,552	138,457	227,509
Additions	551	9,171	2,024	43,126	54,873
Disposals	(14)	(5,090)	(1,825)	(1,235)	(8,165)
Reclassifications	533	828	(2)	(1,358)	1
Currency translation	—	—	(13)	—	(13)
As of December 31, 2023	27,537	54,941	12,736	178,990	274,205
Accumulated depreciation and impairment charges
As of January 1, 2023	8,710	12,617	7,415	826	29,568
Depreciation	4,216	5,925	2,291	—	12,432
Impairment	—	—	—	1,374	1,374
Disposals	(12)	(4,270)	(1,659)	—	(5,941)
Currency translation	—	—	(9)	—	(9)
As of December 31, 2023	12,914	14,272	8,038	2,200	37,424
Acquisition costs
As of January 1, 2024	27,537	54,941	12,736	178,990	274,205
Additions	591	3,664	165	6,302	10,722
Disposals	—	(451)	(1,010)	(4)	(1,465)
Reclassifications	67	1,458	119	(1,643)	—
Currency translation	—	—	16	—	16
As of December 31, 2024	28,195	59,612	12,026	183,645	283,478
Accumulated depreciation and impairment charges
As of January 1, 2024	12,914	14,272	8,038	2,200	37,424
Depreciation	1,932	6,398	1,718	—	10,047
Impairment	—	—	—	32,236	32,236
Disposals	—	(236)	(954)	—	(1,189)
Currency translation	—	—	15	—	15
As of December 31, 2024	14,846	20,434	8,817	34,436	78,532
Carrying amount
As of January 1, 2023	17,757	37,416	5,137	137,631	197,941
As of December 31, 2023	14,623	40,669	4,698	176,790	236,782
As of December 31, 2024	13,349	39,178	3,209	149,209	204,946

CureVac’s mMC was initially planned and constructed for commercial (large scale) production. Following the effectiveness of the 2024 GSK Agreement, management initiated a strategic restructuring to focus its resources on high-value mRNA projects in oncology and other selected areas of substantial unmet medical need.

As a result, the pDNA production line, which occupies a separate, self-contained physical location within the mMC, cannot be used to produce pDNA in economically viable quantities required for the more limited production capacity needed for clinical trials for which the mMC will be used going forward. As no economically viable business plan is given, the management board decided to mothball this production line and not seek a commercial production certification for the foreseeable future. This decision constitutes a triggering event which led to an asset impairment test. As the pDNA production line has no alternative use nor does it generate cash inflows it was fully impairment in the amount of EUR 32,126k. The expense recognized related to the impairment is included in other operating expenses. The remaining carrying amount of the mMC, as of December 31, 2024, presented within construction in progress, amounts to EUR 144,581k.

The Group capitalized EUR 2,314k borrowing costs during fiscal 2024 (2023: EUR 2,375k, 2022: EUR 2,291k). The capitalization rate used to determine the amount of the borrowing costs eligible for capitalization during fiscal 2024 was a capitalization rate of 5.76% (2023: 5.76%, 2022: 5.78%).

4.2 Right-of-use assets and lease liabilities

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2024	39,574	319	1,950	41,843
Additions (new leases and reassessment of existing leases)	2,429	110	—	2,539
Disposals	(361)	—	—	(361)
Depreciation expense	(4,622)	(161)	(352)	(5,136)
Impairment / reversal of impairment	803	—	—	803
Foreign currency translation	19	—	—	19
As of December 31, 2024	37,842	267	1,598	39,706

The most significant lease agreements that have been initiated relate to several buildings in Tübingen, a building in Wiesbaden and Frankfurt am Main, a building in Amsterdam/Netherlands and a building in Boston/USA.

The additions mainly relate to three rental agreements in Tübingen (EUR 2,420k) and one rental agreement in Amsterdam (EUR 9k). The disposal relates to one building in Tübingen.

Below are the carrying amounts of lease liabilities and the movements during the period:

EUR k

As of January 1, 2024	41,824
Additions (new leases and reassessment of existing leases)	2,539
Disposals	(361)
Accretion of interest	2,314
Payments	(7,428)
Foreign currency translation	78
As of December 31, 2024	38,965
Current	5,321
Non-current	33,644

A maturity analysis of lease liabilities is disclosed in Note 13.

The following are the amounts recognized in the statement of operations:

	2022	2023	2024
	EUR k	EUR k	EUR k
Depreciation expense of right-of-use assets	(5,053)	(5,772)	(5,136)
Impairment expense / reversal of impairment	(710)	(1,100)	803
Interest expense on lease liabilities	(2,218)	(2,375)	(2,314)
Expense relating to short-term leases (included in cost of sales)	(76)	(70)	(198)
Expense relating to leases of low-value assets (included in general and administrative expenses)	(66)	(55)	(39)
Income from sub-leasing right-of-use assets presented in “other operating income”	—	51	128

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements of prior period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2023	41,183	275	2,303	43,761
Additions	4,788	200	—	4,988
Depreciation expense	(5,264)	(156)	(352)	(5,772)
Impairment	(1,100)	—	—	(1,100)
Foreign currency translation	(33)	—	—	(34)
As of December 31, 2023	39,574	319	1,950	41,843

Below are the carrying amounts of lease liabilities and the movements during the period 2023:

EUR k

As of January 1, 2023	42,086
Additions (new leases and reassessment of existing leases)	4,988
Accretion of interest	2,375
Payments	(7,568)
Foreign currency translation	(57)
As of December 31, 2023	41,824
Current	5,005
Non-current	36,819

A maturity analysis of lease liabilities is disclosed in Note 13.

There are no commitments for leases not yet commenced as of December 31, 2023 and 2024.

Optional lease payments from using extension options not included in the measurement of the lease liability exist in a gross amount of EUR 42,043k.